Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORP
Entity Central Index Key	0001267482
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	27,334,063,747

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Sales	$ 1,554,788,587	$ 1,070,387,103	$ 1,353,711,299
Cost of sales	1,244,714,305	1,184,589,553	1,412,851,079
Gross profit (loss)	310,074,282	(114,202,450)	(59,139,780)
Operating expenses (income):
Research and development	174,900,381	160,753,629	102,239,779
General and administrative	43,762,351	218,688,042	67,036,672
Selling and marketing	29,498,495	26,565,692	20,661,254
Amortization of acquired intangible assets	27,167,870	35,064,589	32,191,440
Impairment loss of long-lived assets	8,442,050	138,294,783	106,740,667
Loss (gain) from sale of plant and equipment and other fixed assets	(658,535)	3,832,310	(2,877,175)
Litigation settlement		269,637,431
Other operating income	(16,493,049)
Total operating expenses, net	266,619,563	852,836,476	325,992,637
Income (loss) from operations	43,454,719	(967,038,926)	(385,132,417)
Other income (expense):
Interest income	4,127,252	2,591,284	11,542,339
Interest expense	(22,655,830)	(24,699,336)	(50,766,958)
Change in the fair value of commitment to issue shares and warrants	(29,815,453)	(30,100,793)
Foreign currency exchange gain	5,024,930	7,302,121	11,425,279
Others, net	8,771,701	4,626,008	7,428,721
Total other expense, net	(34,547,400)	(40,280,716)	(20,370,619)
Income (loss) before income tax	8,907,319	(1,007,319,642)	(405,503,036)
Income tax benefit (expense)	4,818,497	46,624,242	(26,432,993)
Gain (loss) from equity investment	284,830	(1,782,142)	(444,211)
Net income (loss)	14,010,646	(962,477,542)	(432,380,240)
Accretion of interest to noncontrolling interest	(1,050,000)	(1,059,663)	(7,850,880)
Loss attributable to noncontrolling interest	139,751
Income (loss) attributable to Semiconductor Manufacturing International Corporation	$ 13,100,397	$ (963,537,205)	$ (440,231,120)
Earnings (loss) per share, basic	$ 0	$ (0.04)	$ (0.02)
Earnings (loss) per share, diluted	$ 0	$ (0.04)	$ (0.02)
Shares used in calculating basic earnings (loss) per share	24,258,437,559	22,359,237,084	18,682,544,866
Shares used in calculating diluted earnings (loss) per share	25,416,597,405	22,359,237,084	18,682,544,866

Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 515,808,332	$ 443,462,514	$ 450,229,569
Restricted cash	161,350,257	20,360,185	6,254,813
Short-term investments	2,453,951	0	19,928,289
Accounts receivable, net of allowances of $49,373,296, $96,144,543 and $5,680,658 at December 31, 2010, 2009 and 2008, respectively	206,622,841	204,290,545	199,371,694
Inventories	213,404,499	193,705,195	171,636,868
Prepaid expense and other current assets	75,824,180	28,881,866	56,299,086
Receivable for sale of equipment and other fixed assets	0	0	23,137,764
Assets held for sale	0	8,184,462	0
Current portion of deferred tax assets	3,638,427	8,173,216	0
Total current assets	1,179,102,487	907,057,983	926,858,083
Prepaid land use rights	78,798,287	78,111,788	74,293,284
Plant and equipment, net	2,351,862,787	2,251,614,217	2,963,385,840
Acquired intangible assets, net	173,820,851	182,694,105	200,059,106
Deferred cost, net	0	0	47,091,516
Equity investment	9,843,558	9,848,148	11,352,186
Other long-term assets	215,178	391,741	1,895,337
Deferred tax assets	109,050,066	94,358,635	45,686,470
TOTAL ASSETS	3,902,693,214	3,524,076,617	4,270,621,822
Current liabilities:
Accounts	515,577,285	228,882,804	185,918,539
Short-term borrowings	372,055,279	286,864,063	201,257,773
Current portion of long-term debt	333,458,941	205,784,080	360,628,789
Accrued expenses and other current liabilities	146,986,675	111,086,990	122,173,803
Current portion of promissory notes	29,374,461	78,608,288	29,242,001
Commitment to issue shares and warrants relating to litigation settlement	0	120,237,773	0
Income tax payable	1,892,691	58,573	552,006
Total current liabilities	1,399,345,332	1,031,522,571	899,772,911
Long-term liabilities:
Non-current portion of promissory notes	56,327,268	83,324,641	23,589,958
Long-term debt	178,596,008	550,653,099	536,518,281
Long-term payables relating to license agreements	0	4,779,562	18,169,006
Other long-term liabilities	58,788,806	21,679,690	0
Deferred tax liabilities	1,094,257	1,035,164	411,877
Total long-term liabilities	294,806,339	661,472,156	578,689,122
Total liabilities	1,694,151,671	1,692,994,727	1,478,462,033
Non-controlling interest	39,004,168	34,841,507	42,795,288
Commitments
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,334,063,747, 22,375,886,604, and 22,327,784,827 shares issued and outstanding at December 31, 2010, 2009 and 2008, respectively	10,933,625	8,950,355	8,931,114
Additional paid-in capital	3,858,642,606	3,499,723,153	3,489,382,267
Accumulated other comprehensive loss	(1,092,291)	(386,163)	(439,123)
Accumulated deficit	(1,698,946,565)	(1,712,046,962)	(748,509,757)
Total equity	2,169,537,375	1,796,240,383	2,749,364,501
TOTAL LIABILITIES, NONCONTROLLING INTEREST AND EQUITY	$ 3,902,693,214	$ 3,524,076,617	$ 4,270,621,822

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Allowance for accounts receivable	$ 49,373,296	$ 96,144,543	$ 5,680,658
Equity:
Ordinary shares, par value	$ 0.0004	$ 0.0004	$ 0.0004
Ordinary shares, shares authorized	50,000,000,000	50,000,000,000	50,000,000,000
Ordinary shares, shares issued	27,334,063,747	22,375,886,604	22,327,784,827
Ordinary shares, shares outstanding	27,334,063,747	22,375,886,604	22,327,784,827

Consolidated Statements of Equity and Comprehensive Income (Loss) (USD $)	Total	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total comprehensive loss
Beginning balance at Dec. 31, 2007	$ 3,012,519,022	$ 7,423,568	$ 3,313,375,972	$ (1,881)	$ (308,278,637)	$ 0
Beginning balance, shares at Dec. 31, 2007		18,558,919,712
Exercise of stock options, shares		69,770,815
Exercise of stock options	796,269	27,908	768,361
Issuance of ordinary shares, shares		3,699,094,300
Issuance of ordinary shares	165,100,000	1,479,638	163,620,362
Share-based compensation	11,617,572		11,617,572
Net income (loss)	(440,231,120)				(440,231,120)	(440,231,120)
Foreign currency translation adjustments	(437,242)			(437,242)		(437,242)
Ending balance at Dec. 31, 2008	2,749,364,501	8,931,114	3,489,382,267	(439,123)	(748,509,757)	(440,668,362)
Ending balance, shares at Dec. 31, 2008		22,327,784,827
Exercise of stock options, shares		48,101,777
Exercise of stock options	215,026	19,241	195,785
Share-based compensation	10,145,101		10,145,101
Net income (loss)	(963,537,205)				(963,537,205)	(963,537,205)
Foreign currency translation adjustments	52,960			52,960		52,960
Ending balance at Dec. 31, 2009	1,796,240,383	8,950,355	3,499,723,153	(386,163)	(1,712,046,962)	(963,484,245)
Ending balance, shares at Dec. 31, 2009		22,375,886,604
Exercise of stock options, shares		140,645,464
Exercise of stock options	2,217,678	56,258	2,161,420
Issuance of ordinary shares relating to litigation settlement, shares		1,789,493,218
Issuance of ordinary shares relating to litigation settlement	137,765,925	715,797	137,050,128
Issuance of warrant relating to litigation settlement	13,002,275		13,002,275
Issuance of ordinary shares, shares		3,028,038,461
Issuance of ordinary shares	199,122,212	1,211,215	197,910,997
Share-based compensation	8,794,633		8,794,633
Net income (loss)	13,100,397				13,100,397	13,100,397
Foreign currency translation adjustments	(706,128)			(706,128)		(706,128)
Ending balance at Dec. 31, 2010	$ 2,169,537,375	$ 10,933,625	$ 3,858,642,606	$ (1,092,291)	$ (1,698,946,565)	$ 12,394,269
Ending balance, shares at Dec. 31, 2010		27,334,063,747

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income (loss)	$ 14,010,646	$ (962,477,542)	$ (432,380,240)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred taxes	(10,097,549)	(56,222,094)	11,035,809
Loss (gain) from sale of plant and equipment and other fixed assets	(658,535)	3,832,310	(2,877,175)
Depreciation	584,241,805	748,185,169	761,808,822
Non-cash interest expense on promissory notes and long-term payables relating to license agreements	4,038,189	3,844,324	6,915,567
Amortization of acquired intangible assets	27,167,870	35,064,589	32,191,440
Share-based compensation	8,794,633	10,145,101	11,617,572
(Gain) loss from equity investment	(284,830)	1,782,142	444,211
Impairment loss of long-lived assets	8,442,050	138,294,783	106,740,667
Litigation settlement (non-cash portion)		239,637,431
Change in the fair value of commitment to issue shares and warrants	29,815,453	30,100,793
Allowance for doubtful accounts	1,076,767	111,584,756	1,188,568
Other non-cash expense	711,469
Changes in operating assets and liabilities:
Accounts receivable	(2,402,228)	(95,382,736)	97,827,390
Inventories	(19,699,304)	(22,068,328)	76,672,897
Prepaid expense and other current assets	(46,335,851)	28,920,815	(23,968,264)
Prepaid land use right	(686,498)
Accounts payable	34,205,945	35,788,601	(76,827,049)
Accrued expenses and other current liabilities	53,406,989	11,349,772	(7,487)
Other long-term liabilities	37,109,116	21,679,690
Income tax payable	1,834,118	(493,433)	(600,624)
Changes in restricted cash relating to operating activities	(30,077,566)
Net cash provided by operating activities	694,612,689	283,566,143	569,782,104
Investing activities:
Purchase of plant and equipment	(491,538,600)	(217,269,234)	(669,054,599)
Proceeds from government subsidy to purchase plant and equipment	26,876,268	54,125,325	4,181,922
Proceeds received from sale of Assets held for sale	7,810,382	1,482,716	563,008
Proceeds from sale of plant and equipment	6,375,042	3,715,641	2,319,597
Purchase of intangible assets	(21,681,441)	(59,096,987)	(79,277,586)
Purchase of short-term investments	(25,812,871)	(49,974,860)	(291,007,766)
Sale of short-term investments	23,400,000	69,903,150	278,717,347
Change in restricted cash relating to investing activities	(110,912,506)	(14,105,371)	(6,254,813)
Purchase of equity investment		(278,103)	(1,900,000)
Net cash received upon purchase of a subsidiary	1,770,603
Net cash used in investing activities	(583,713,123)	(211,497,723)	(761,712,890)
Financing activities:
Proceeds from short-term borrowings	716,676,446	726,897,421	422,575,386
Repayment of short-term borrowings	(631,485,230)	(641,291,131)	(328,317,613)
Repayment of promissory notes	(80,000,000)	(15,000,000)	(30,000,000)
Proceeds from long-term debt	10,000,000	100,945,569	285,929,954
Repayment of long-term debt	(254,382,231)	(241,655,460)	(345,770,415)
Proceeds from exercise of employee stock options	2,217,678	215,026	796,269
Proceeds from issuance of ordinary shares	199,122,212		168,100,000
Redemption of noncontrolling interest		(9,013,444)
Net cash (used in) provided by financing activities	(37,851,125)	(78,902,019)	173,313,581
Effect of exchange rate changes	(702,623)	66,544	(437,239)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	72,345,818	(6,767,055)	(19,054,444)
CASH AND CASH EQUIVALENTS, beginning of year	443,462,514	450,229,569	469,284,013
CASH AND CASH EQUIVALENTS, end of year	515,808,332	443,462,514	450,229,569
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	3,444,934	9,636,901	15,997,808
Interest paid	33,686,823	37,934,992	54,423,059
SUPPLEMENTAL DISCLOSURES OF NON-CASH, INVESTING AND FINANCING ACTIVITIES
Accounts payable for plant and equipment	(342,373,019)	(105,618,026)	(99,592,362)
Long-term payable for acquired intangible assets	(5,015,672)	(28,966,666)	(70,100,000)
Receivable for sales of manufacturing equipment		$ 23,137,764	$ 17,231,000

General	12 Months Ended
Dec. 31, 2010
General [Abstract]
General
1.	General

Semiconductor Manufacturing International Corporation was incorporated under the laws of the Cayman Islands on April 3, 2000. The addresses of the registered office and principal place of business of the Company are disclosed in the introduction to the annual report. The Company is an investment holding company. Semiconductor Manufacturing International Corporation and its subsidiaries (hereinafter collectively referred to as the “Company” or “SMIC”) are mainly engaged in the computer-aided design, manufacturing, packaging, testing and trading of integrated circuits and other semiconductor services, as well as manufacturing and designing semiconductor masks. The principal subsidiaries and their activities are set out in Appendix 1.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
(a)	Basis of presentation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Principles of consolidation

The consolidated financial statements include the accounts of the Company,its majority owned subsidiaries and its consolidated affiliate. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements. Significant accounting estimates reflected in the Company’s financial statements include contingent liabilities, valuation allowance for deferred tax assets, allowance for doubtful accounts, inventory valuation, non-marketable equity investment valuation, useful lives of plant and equipment and acquired intangible assets, impairment of long-lived assets, accrued expenses, contingencies and assumptions related to the valuation of share-based compensation and related forfeiture rates. The Company believes that the accounting estimates employed are appropriate and the resulting balances are reasonable; however, due to the inherent uncertainties in making estimates, actual results could differ from the original estimates, requiring adjustments to these balances in future periods.

(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)	Restricted Cash

Restricted cash consists of bank deposits pledged against short-term credit facilities and unused government subsidies for fab construction and certain research and development projects.

(f)	Investments

Short-term investments primarily consist of trading securities, which are recorded at fair value with unrealized gains and losses included in earnings.

Equity investments are recorded in long-term assets and accounted for under the equity method when the Company has the ability to exercise significant influence, but not control, over the investee or under the cost method when the investment does not qualify for the equity method. Equity investments only include non-marketable investments.

(g)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and receivable for sale of manufacturing equipment. The Company places its cash and cash equivalents with reputable financial institutions.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information.

The change in the allowances for doubtful accounts is as follows:

Allowances for accounts receivable	2010	2009	2008

Balance, beginning of year	$96,144,543	$5,680,658	$4,492,090
Provision recorded during the year	1,076,767	94,704,790	1,301,556
Write-offs in the year	(19,348,014)	(4,240,905)	(112,988)
Recovered in the year	(28,500,000)	—	—

Balance, end of year	$49,373,296	$96,144,543	$5,680,658

As more fully described in Note 22, the Company collected $28,500,000 from a managed government-owned foundry during the year ended December 31, 2010 for which a specific allowance had been previously provided.

Allowances for receivable for sale of
Equipment and other fixed assets	2010	2009	2008

Balance, beginning of year	$21,120,871	$—	$—
Provision recorded during the year	—	21,120,871	—
Write-offs in the year	(17,176,667)	—	—
Recovered in the year	—	—	—

Balance, end of year	$3,944,204	$21,120,871	$—

(h)	Inventories

Inventories are stated at the lower of cost (weighted average) or market. Cost comprises direct materials, direct labor costs and those overheads that were incurred in bringing the inventories to their present location and condition.

(i)	Prepaid land use rights

Prepaid land use rights, which are all located in the PRC, are recorded at cost and are charged to income ratably over the term of the agreements which range from 50 to 70 years.

(j)	Plant and equipment, net

Plant and equipment are carried at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	25 years
Facility machinery and equipment	10 years
Manufacturing machinery and equipment	5–7 years
Furniture and office equipment	3–5 years
Transportation equipment	5 years
The Company constructs certain of its plant and equipment. In addition to costs under the construction contracts, external costs directly related to the construction of such facilities, including duties and tariffs, equipment installation and shipping costs, are capitalized. Interest incurred during the active construction period is capitalized, net of government subsidies received. Depreciation is recorded at the time assets are ready for their intended use.

(k)	Acquired intangible assets

Acquired intangible assets, which consist primarily of technology, licenses and patents, are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the expected useful lives of the assets of three to ten years.

(l)	Impairment of long-lived assets

The Company assesses the impairment of long-lived assets when events or changes in circumstances indicate that the carrying value of the assets or the asset group may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in our use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Company makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on our asset usage model and manufacturing capabilities. The Company measures the recoverability of assets that will continue to be used in our operations by comparing the carrying value of the asset group to our estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value, based on the best information available, including market prices or discounted cash flow analysis.

(m)	Revenue recognition

The Company manufactures semiconductor wafers for its customers based on the customers’ designs and specifications pursuant to manufacturing agreements and/or purchase orders. The Company also sells certain semiconductor standard products to customers. Revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, the fee is fixed or determinable and collectability is reasonably assured. Sales to customers are recognized upon shipment and title transfer, if all other criteria have been met. The Company also provides certain services, such as mask making, testing and probing. Revenue is recognized when the services are completed or upon shipment of semiconductor products, if all other criteria have been met.

Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods sold and services provided in the normal courses of business, net of discounts and sales-related taxes.

Customers have the right of return within one year pursuant to warranty and sales return provisions. The Company typically performs tests of its products prior to shipment to identify yield rate per wafer. Occasionally, product tests performed after shipment identify yields below the level agreed with the customer. In those circumstances, the customer arrangement may provide for a reduction to the price paid by the customer or for the costs to return products and to ship replacement products to the customer. The Company estimates the amount of sales returns and the cost of replacement products based on the historical trend of returns and warranty replacements relative to sales as well as a consideration of any current information regarding specific known product defects at customers that may exceed historical trends.

The Company provides management services to certain government-owned foundries. Service revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, the fee is fixed or determinable, and collectability is reasonably assured.

(n)	Capitalization of interest

Interest incurred during the active construction period is capitalized, net of government subsidies received. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful life of the assets. Government subsidies, capitalized interest and net interest expense are as follows:

	For the year ended December 31
	2010	2009	2008

Total actual interest expense (non-litigation)	$34,016,123	$41,421,385	$70,735,520
Recorded in the consolidated statements of operations	(22,655,830)	(24,699,336)	(50,766,958)

Gross capitalized interest	11,360,293	16,722,049	19,968,562
Government subsidies	(4,190,735)	(11,617,950)	(9,308,764)

Net capitalized interest	$7,169,558	$5,104,099	$10,659,798

(o)	Government subsidies

Government subsidy is recognized when it is earned. The Company received subsidies of $109,079,381, $97,598,972 and $73,600,743 in 2010, 2009 and 2008, respectively. The Company recorded $4,190,735, $11,617,950 and $9,308,764 as a reduction of interest expense, $32,830,375, $31,855,697 and $56,967,187 as a reduction of operating expenses and $26,685,296, $57,257,456 and $4,181,922 as a reduction of the cost of fixed assets or construction in progress in 2010,2009 and 2008, respectively. The Company recorded $16,493,049, $nil and $nil as other operating income in 2010, 2009 and 2008, respectively, as such amounts were unrestricted as to use and given the Company’s historical and expected future receipt of further subsidies. The Company records amounts received in advance of conditions being met in order to earn the subsidy as deferred liabilities.

(p)	Research and development costs

Research and development costs are expensed as incurred and reported net of related government subsidies.

(q)	Start-up costs

The Company expenses all costs incurred in connection with start-up activities, including preproduction costs associated with new manufacturing facilities and costs incurred with the formation of the Company such as organization costs. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with constructing new manufacturing plants are included in general and administrative expenses.

(r)	Foreign currency translation

The United States dollar (“US dollar”), the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the transaction dates. Transaction gains and losses are recognized in the statements of operations.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the US dollar, such as Japanese Yen, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the monthly weighted average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the statements of equity and comprehensive income (loss).

(s)	Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end, based on enacted laws and statutory tax rates applicable for the difference that are expected to affect taxable income. Valuation allowances are provided if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position.

(t)	Comprehensive income (loss)

Comprehensive income (loss) includes such items as net loss, foreign currency translation adjustments and unrealized income (loss) on available-for-sales securities. Comprehensive income (loss) is reported in the statements of equity and comprehensive income (loss).

(u)	Fair value

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and we consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance.

The Company utilizes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs are obtained from independent sources and can be validated by a third party, whereas unobservable inputs reflect assumptions regarding what a third party would use in pricing an asset or liability. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company establishes three levels of inputs that may be used to measure fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs other than quoted market prices in active markets that are observable, either directly or indirectly.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company performs a through analysis of the assets and liabilities that are subject to fair value measurements and disclosures to determine the appropriate level based on the observability of the inputs used in the valuation techniques. Assets and liabilities carried at fair value are classified in the categories described above based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes.

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, short-term borrowings, long-term promissory notes, long-term payables relating to license agreements, long-term debt, accounts payables, accounts receivables and receivables for sale of equipments. The carrying values of cash and cash equivalents, restricted cash, short-term investments and short-term borrowings approximate their fair values based on quoted market values or due to their short-term maturities. The carrying values of long-term promissory notes approximate their fair values as the interest rates used to discount the promissory notes did not fluctuate significantly between the date the notes were recorded and December 31, 2010. The Company’s other financial instruments that are not recorded at fair value are not significant.

(v)	Share-based compensation

The Company grants stock options to its employees and certain non-employees. Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized, net of expected forfeitures, as an expense over the employee’s requisite service period (generally the vesting period of the equity grant).

(w)	Derivative financial instruments

The Company’s primary objective for holding derivative financial instruments is to manage currency and interest rate risks. The Company records derivative instruments as assets or liabilities, measured at fair value. The Company does not offset the carrying amounts of derivatives with the same counterparty. The recognition of gains or losses resulting from changes in the values of those derivative instruments is based on the use of each derivative instrument.

(x)	Recently issued accounting standards

In April 2010, the FASB issued ASU 2010-17, “Revenue Recognition — Milestone Method (Topic 605)”. This guidance is to provide on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. Research or development arrangements frequently include payment provisions whereby a portion or all of the consideration is contingent upon milestone events such as successful completion of phases in a study or achieving a specific result from the research or development efforts. Specifically, this guidance amends the affect vendors that provide research or development deliverables in an arrangement in which one or more payments are contingent upon achieving uncertain future events or circumstances. A vendor can recognize consideration that is contingent upon achievement of a milestone in its entirety as revenue in the period in which the milestone is achieved only if the milestone meets all criteria to be considered substantive should based on: (1) be commensurate with either of the following: (a) the vendor’s performance to achieve milestone, (b) the enhancement of the value of the item delivered as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (2) relate solely to past performance; or (3) be reasonable relative to all deliverables and payment terms in the arrangement. In addition, a vendor that is affected by the amendments required to provide all of the following: (1) a description of the overall arrangement; (2) a description of each milestone and related contingent consideration; (3) a determination of whether each milestone is considered substantive; (4) the factors that the entity considered in determining whether the milestone or milestones are substantive; or (5) the amount of consideration recognized during the period for the milestone or milestones. This guidance is effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. The adoption of ASU 2010-17 will not have a material impact on the Company’s consolidated financial position or result of operations.

(y)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding (excluding shares subject to repurchase) for the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income (loss) periods as their effects would be anti-dilutive.

Fair Value	12 Months Ended
Dec. 31, 2010
Fair Value [Abstract]
Fair Value
3.	Fair Value

Assets/Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured on the Company’s balance sheet at fair value on a recurring basis subsequent to initial recognition consisted of the following:

	Fair Value Measurements at December 31, 2010 Using
	Quoted Prices
	In Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)

Assets:
Forward foreign exchange contracts	$—	$694,795	$—	$2,204,383
Cross-currency interest rate swap contracts	—	—	—	291,694

Derivative assets measured at fair value	$—	$694,795	$—	$2,496,077

Liabilities:
Forward foreign exchange contracts	$—	$(479,735)	$—	$(4,169,805)
Interest rate swap contracts	—	(1,380,454)	—	(957,678)
Cross-currency interest rate swap contracts	—	(1,292,475)	—	(949,068)

Derivative liabilities measured at fair value	$—	$(3,152,664)	$—	$(6,076,551)

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)

Assets:
Forward foreign exchange contracts	$—	$54,442	$—	$3,961,279
Interest rate swap contracts	—	—	—	104,000
Cross-currency interest swap contracts	—	503,551	—	1,086,822

Derivative assets measured at fair value	$—	$557,993	$—	$5,152,101

Liabilities:
Forward foreign exchange contracts	$—	$483,421	$—	$(3,835,234)
Interest rate swap contracts	—	529,712	—	(127,336)
Cross-currency interest rate swap contracts	—	388,913	—	(519,099)
Commitment to issue shares and warrants relating to litigation settlement		120,237,773		(30,100,793)

Derivative liabilities measured at fair value	$—	$121,639,819	$—	$(34,582,462)

	Fair Value Measurements at December 31, 2008 Using
	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)

Assets:
Forward foreign exchange contracts	$—	$665,584	$—	$4,350,382
Cross-currency interest rate swap contracts	—	873,040	—	2,324,228

Derivative assets measured at fair value	$—	$1,538,624	$—	$6,674,610

Liabilities:
Forward foreign exchange contracts	$—	$4,175,889	$—	$(10,809,932)
Cross-currency interest rate swap contracts	—	1,233,129	—	(1,670,195)

Derivative liabilities measured at fair value	$—	$5,409,018	$—	$(12,480,127)

We price our derivative financial instruments, consisting of forward foreign exchange contracts and interest rate swap contracts using level 2 inputs such as exchange rates and interest rates for instruments of comparable durations and profiles.
Assets Measured at Fair Value on a Nonrecurring Basis
Fair value of long-lived assets held and used was determined by discounted cash flow technique, which includes the future cash flows that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the asset. Estimates of future cash flows used to test the recoverability of a long-lived asset incorporated the Company’s own assumptions about its use of the asset and considered all available evidence. Fair value of long-lived assets held for sale was determined by the price that would be received to sell the asset in an orderly transaction between market participants.
The Company did not have any asset measured at fair value on a nonrecurring basis as of December 31, 2010.

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total Losses

Long-lived assets held and used	$—	$—	$28,424,849	$(5,269,281)
Long-lived assets held for sale	—	—	8,184,462	(22,718,729)

	$—	$—	$36,609,311	$(27,988,010)

In 2009, long-lived assets held and used with a carrying amount of $33.7 million were written down to their fair value of $28.4 million, resulting in an impairment charge of $5.3 million. In addition, long- lived assets held for sale with a carrying amount of $30.9 million were written down to their fair value less cost to sell of $8.2 million, resulting in a loss of $22.7 million. All such amounts were included in impairment loss of long-lived assets in the consolidated statements of operations for the year ended December 31, 2009.

	Fair Value Measurements at December 31, 2008 Using
	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total Losses

Long-lived assets held and used	$—	$—	$916,958,304	$(105,774,000)

	$—	$—	$916,958,304	$(105,774,000)

In 2008, long-lived assets held and used with a carrying amount of approximately $1.0 billion were written down to their fair value of approximately $917.0 million, resulting in an impairment charge of $105.8 million, which was included in impairment loss of long-lived assets in the consolidated statements of operations for the year ended December 31, 2008.

Short-term Investments	12 Months Ended
Dec. 31, 2010
Short-term Investments [Abstract]
Short-term Investments
4.	Short-term Investments
As of December 31, 2010, 2009 and 2008, the Company has the following short-term investments, respectively:

	Debt instruments maturing in one year
		Gross	Gross
		unrealized	unrealized
	Cost	gains	losses	Fair value

December 31, 2010	$2,453,235	$716	$—	$2,453,951

December 31, 2009	$—	$—	$—	$—

December 31, 2008	$19,928,289	$—	$—	$19,928,289

Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash [Abstract]
Restricted Cash
5.	Restricted Cash
As of December 31, 2010, restricted cash consisted of $128,818,265 of bank time deposits pledged against letters of credit and short-term borrowings, and $32,531,992 government subsidies for the reimbursement of research and development expenses to be incurred in certain government sponsored projects. As of December 31, 2009 and 2008, the Company held $20,360,185 and $6,254,813 of bank time deposits pledged against letters of credit and short-term borrowings, respectively.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
6.	Derivative Financial Instruments
The Company has the following notional amount of derivative instruments:

	December 31
	2010	2009	2008

Forward foreign exchange contracts	$92,859,692	9,028,995	$220,687,295
Interest rate swap contracts	76,000,000	54,000,000	—
Cross-currency interest rate swap contracts	11,279,915	24,699,730	36,731,630

	$180,139,607	$87,728,725	$257,418,925

The Company purchases foreign-currency forward exchange contracts with contract terms expiring within one year to protect against the adverse effect that exchange rate fluctuations may have on foreign- currency denominated purchase activities, principally the Renminbi, the Japanese Yen and the European Euro. The foreign-currency forward exchange contracts do not qualify for hedge accounting. In 2010, 2009 and 2008, the change in fair value of forward contracts was presented in foreign currency exchange gain in the consolidated statements of operations. Notional amounts are stated in the US dollar equivalents at spot exchange rates at the respective dates.

	Notional	US dollar
Settlement currency	amount	equivalents

As of December 31, 2010
Euro	7,682,707	$10,174,977
Renminbi	546,297,909	82,684,715

		$92,859,692

As of December 31, 2009
Euro	14,825,188	$21,265,249
Renminbi	(83,496,523)	(12,236,254)

		$9,028,995

As of December 31, 2008
Euro	21,979,034	$31,144,291
Renminbi	1,294,294,400	189,543,004

		$220,687,295

In 2010, 2009 and 2008, the Company entered into cross-currency interest rate swap agreements to protect against volatility of future cash flows caused by the changes in both interest rates and exchange rates associated with outstanding long-term debt denominated in a currency other than the US dollar. In 2010, 2009 and 2008, gains or losses on the interest rate swap contracts were recognized as interest expense in the consolidated statements of operations. As of December 31, 2010, 2009 and 2008, the Company had outstanding cross-currency interest rate swap contracts as follows:

	Notional	US dollar
Settlement currency	amount	equivalents

As of December 31, 2010
Euro	8,517,000	$11,279,915

As of December 31, 2009
Euro	17,219,555	$24,699,730

As of December 31, 2008
Euro	25,922,110	$36,731,630

In 2010 and 2009, the Company entered into various interest rates swap agreements to protect against volatility of future cash flows caused by the changes in interest rates associated with outstanding debt. The fair values of each derivative instrument is follows:

	December 31
	2010	2009	2008

Forward foreign exchange contracts	$215,060	$(428,979)	$(3,510,305)
Interest rate swap contracts	(1,380,454)	(529,712)	—
Cross-currency interest rate swap contracts	(1,292,475)	114,638	(360,089)

	$(2,457,869)	$(844,053)	$(3,870,394)

As of December 31, 2010, 2009 and 2008, the fair value of the derivative instruments was recorded in accrued expenses and other current liabilities.

Accounts Receivable, Net of Allowances	12 Months Ended
Dec. 31, 2010
Accounts Receivable, Net of Allowances [Abstract]
Accounts Receivable, Net of Allowances
7.	Accounts Receivable, Net of Allowances
The Company determines credit terms ranging from 30 to 60 days for each customer on a case-by-case basis, based on its assessment of such customer’s financial standing and business potential with the Company.
An aging analysis of accounts receivable, net of allowances for doubtful accounts, is as follows:

	2010	2009	2008

Current	$174,378,643	$160,802,634	$108,109,977
Overdue:
Within 30 days	25,395,378	30,882,525	18,211,498
Between 31 to 60 days	3,033,340	1,641,710	6,073,500
Over 60 days	3,815,480	10,963,676	66,976,719

	$206,622,841	$204,290,545	$199,371,694

Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories
8.	Inventories

	2010	2009	2008

Raw materials	$79,037,913	$57,279,287	$76,299,347
Work in progress	86,234,857	102,538,543	53,674,794
Finished goods	48,131,729	33,887,365	41,662,727

	$213,404,499	$193,705,195	$171,636,868

In 2010, 2009 and 2008, inventory write downs of $19,893,861, $26,296,168, and $40,818,979 respectively, were recorded in cost of sales to reflect the lower of cost or market adjustments.

Assets Held for Sale	12 Months Ended
Dec. 31, 2010
Assets Held for Sale [Abstract]
Assets Held for Sale
9.	Assets Held for Sale
In 2009, the Company committed to a plan to complete its exit from the DRAM business and to sell certain fixed assets having a carrying value of $30,903,192, at the time of the decision to fully exit from the DRAM market was made. The Company began actively soliciting for potential buyers for these assets prior to December 31, 2009 and expects to sell them within the following twelve months. At December 31, 2009, the assets were classified as held for sale and were written down to $8,184,462 representing the Company’s estimate of fair value less costs to sell. Fair value of long-lived assets held for sale was determined by the price that would be received to sell the asset in an orderly transaction between market participants. The impairment of $22,718,730 was recorded as a component of impairment loss in the consolidated statements of operation.
In 2010, the Company sold a portion of such assets for $7,611,775, resulting in a gain of $1,455,721. As of December 31, 2010, the Company concluded that the remaining assets of $4,756,260 would not been sold within the following 12 months and, accordingly, reclassified such assets to assets held and used.

Plant and Equipment, Net	12 Months Ended
Dec. 31, 2010
Plant and Equipment, Net [Abstract]
Plant and Equipment, Net
10.	Plant and Equipment, Net

	2010	2009	2008

Buildings	$311,717,261	$293,225,129	$292,572,075
Facility machinery and equipment	565,829,867	552,373,720	534,251,063
Manufacturing machinery and equipment	5,584,906,496	5,398,887,677	5,367,843,256
Furniture and office equipment	78,075,574	74,206,691	76,210,542
Transportation equipment	2,109,425	1,890,082	1,768,949

	6,542,638,623	6,320,583,299	6,277,645,885
Less: accumulated depreciation	(4,902,754,755)	(4,299,836,387)	(3,657,309,884)

	1,639,883,868	2,020,746,912	2,615,336,001
Construction in progress	711,978,919	230,867,305	348,049,839

	$2,351,862,787	$2,251,614,217	$2,963,385,840

The Company recorded depreciation expense of $584,241,805, $746,684,986 and $760,881,076 for the years ended December 31, 2010, 2009 and 2008, respectively.

Impairment of plant and equipment	12 Months Ended
Dec. 31, 2010
Impairment of plant and equipment [Abstract]
Impairment of plant and equipment
11.	Impairment of plant and equipment
In 2010, the Company recorded an impairment loss of $8,442,050 associated with the disposal of fixed assets with outdated technologies.
In 2009, the effect of adverse market conditions and significant changes in the Company’s operation strategy lead to the Company’s identification and commitment to abandon a group of long-lived assets. This group of long-lived assets is equipped with outdated technologies and no longer receives vendor support. As of December 31, 2009, this group of assets ceased to be used. As a result, the Company recorded an impairment loss of $104,676,535 after writing down the carrying value to zero.
In 2008, the Company reached an agreement with certain customers to discontinue production of DRAM products and subsequently the Company decided to exit the commodity DRAM business as a whole. The Company considered these actions to be an indicator of impairment in regard to certain plant and equipment of the Company’s Beijing facilities. The Company recorded an impairment loss of $105,774,000, equal to the excess of the carrying value over the fair value of the associated assets. The Company computed the fair value of the plant and equipment utilizing a discounted cash flow approach. For the purpose of the analysis, the Company applied a discount rate of 9% to the expected cash flows to be generated over the remaining useful lives of primary manufacturing machinery and equipment of approximately five years.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
12.	Acquired Intangible Assets, Net

	2010	2009	2008

Technology, Licenses and Patents Cost:	$236,690,448	$346,792,269	$323,457,444
Accumulated Amortization and Impairment	(62,869,597)	(164,098,164)	(123,398,338)

Acquired intangible assets, net	$173,820,851	$182,694,105	$200,059,106

The Company entered into several technology, patent and license agreements with third parties whereby the Company purchased intangible assets for $18,294,616, $23,334,825 and $1,022,081 in 2010, 2009 and 2008, respectively.

The Company recorded amortization expense of $27,167,870, $35,064,589 and $32,191,440 in 2010, 2009 and 2008 respectively. The Company expected to record amortization expenses related to the acquired intangible assets as follows:

Year	Amount

2011	$31,155,230
2012	$26,722,052
2013	$25,666,381
2014	$23,786,151
2015	$21,813,780
In 2010, 2009 and 2008, the Company recorded impairment losses of $nil, $5,630,236 and $966,667, respectively, for licenses related DRAM products that are no longer in use.

Equity Investment	12 Months Ended
Dec. 31, 2010
Equity Investment [Abstract]
Equity Investment
13.	Equity Investment

	December 31, 2010
	Carrying	% of
	Amount	Ownership

Equity method investment (unlisted)
Toppan SMIC Electronics (Shanghai) Co., Ltd.	$7,665,455	30.0
Cost method investments (unlisted)	$2,178,103	Less than 20.0

	$9,843,558

The Company assesses the status of its equity investments for impairment on a periodic basis. As of December 31, 2010, the Company has concluded that no impairment exists related to its equity investments. The fair value of the Company’s cost-method investments were not estimated as there were no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment.

Accounts Payable	12 Months Ended
Dec. 31, 2010
Accounts Payable [Abstract]
Accounts Payable
14.	Accounts Payable
An aging analysis of the accounts payable is as follows:

	2010	2009	2008

Current	$429,831,103	$174,834,213	$126,149,360
Overdue:
Within 30 days	42,087,271	25,335,474	26,524,678
Between 31 to 60 days	8,540,898	8,269,941	9,510,883
Over 60 days	35,118,013	20,443,176	23,733,618

	$515,577,285	$228,882,804	$185,918,539

Promissory Note	12 Months Ended
Dec. 31, 2010
Promissory Note [Abstract]
Promissory Note
15.	Promissory Note
In 2009, the Company reached a new settlement with TSMC as detailed in Note 27. Under this agreement, the remaining promissory note of $40,000,000 under the prior 2005 Settlement Agreement was cancelled. The Company issued twelve non-interest bearing promissory notes with an aggregate amount of $200,000,000 as the settlement consideration. The Company has recorded a discount of $8,067,071 for the imputed interest on the notes using an effective interest rate of 2.85% (which represents the Company’s average rate of borrowing for 2009) and was recorded as a reduction of the face amount of the promissory notes. In total, the Company paid TSMC $80,000,000 in 2010 and $45,000,000 in 2009, of which $15,000,000 was associated with the 2005 Settlement Agreement. The outstanding promissory notes are as follows:

	December 31, 2010
		Discounted
Maturity	Face Value	value

2011	$30,000,000	$29,374,461
2012	30,000,000	28,559,710
2013	30,000,000	27,767,558

Total	90,000,000	85,701,729

Less: Current portion of promissory notes	30,000,000	29,374,461

Non-current portion of promissory notes	$60,000,000	$56,327,268

In 2010, 2009 and 2008, the Company recorded interest expense of  $3,768,799,  $2,070,569 and  $2,532,795, respectively, relating to the amortization of the discount.

Indebtedness	12 Months Ended
Dec. 31, 2010
Indebtedness [Abstract]
Indebtedness
16.	Indebtedness
Short-term and long-term debts are as follows:

	2010	2009	2008

Short-term borrowings from commercial banks (a)	$372,055,279	$286,864,063	$201,257,773

Long-term debt by contracts (b):
Shanghai USD syndicate loan	$—	$127,840,000	$266,050,000
Shanghai USD & RMB loan	110,270,925	99,309,612	—
Beijing USD syndicate loan	290,062,000	300,060,000	300,060,000
EUR loan	25,422,023	50,227,567	72,037,070
Tianjin USD syndicate loan	86,300,000	179,000,000	259,000,000

	$512,054,948	$756,437,179	$897,147,070

Long-term debt by repayment schedule:
Within one year	$333,458,940	$205,784,080	$360,628,789
More than one year, but not exceeding two years	178,596,008	334,995,270	305,568,789
More than two years, but not exceeding five years	—	215,657,829	230,949,492
Total	$512,054,948	756,437,179	$897,147,070

Less: current maturities of long-term debt	333,458,941	205,784,080	360,628,789

Non-current maturities of long-term debt	$178,596,008	$550,653,099	$536,518,281

(a)	Short-term borrowings from commercial banks

As of December 31, 2010, the Company had 20 short-term credit agreements that provided total credit facilities of up to $583 million on a revolving credit basis. As of December 31, 2010, the Company had drawn down $372 million under these credit agreements and $211 million was available for future borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $13 million, which is secured by term deposits. The interest expense incurred in 2010 was $12,037,913 of which $3,182,351 was capitalized as additions to assets under construction. The interest rate was calculated as LIBOR+0.9% to 4.50%, which ranged from 1.11% to 5.84% in 2010.

As of December 31, 2009, the Company had 19 short-term credit agreements that provided total credit facilities of up to $337 million on a revolving credit basis. As of December 31, 2009, the Company had drawn down $287 million under these credit agreements and $50 million was available for future borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $20 million, which is secured by term deposits. The interest expense incurred in 2009 was $11,250,052, of which $2,752,239 was capitalized as additions to assets under construction. The interest rate was calculated as LIBOR+1.5% to 2.75%, which ranged from 1.11% to 8.75% in 2009.

As of December 31, 2008, the Company had 10 short-term credit agreements that provided total credit facilities of up to $268 million on a revolving credit basis. As of December 31, 2008, the Company had drawn down $201 million under these credit agreements and $67 million is available for future borrowings. The outstanding borrowings under the credit agreements are unsecured. The interest expense incurred in 2008 was $9,411,024, of which $1,103,335 was capitalized as additions to assets under construction. The interest rate is available and determined as LIBOR+0.5% to 1.75%, which ranged from 1.18% to 8.75% in 2008.

(b)	Long-term debt

Shanghai USD syndicate loan

In June 2006, SMIS entered into the Shanghai USD syndicate loan with an aggregate principal amount of $600,000,000 with a consortium of international and PRC banks. The principal amount is repayable beginning December 2006 in ten semi-annual installments. The interest rate is variable and determined as LIBOR+1.00%. In August 2010, the facility was fully repaid.

Shanghai USD & RMB loan

In June 2009, SMIS entered into the Shanghai USD & RMB loan, a two-year loan facility in the principal amount of $80,000,000 and RMB200,000,000 (approximately $29,309,012) with The Export-Import Bank of China. The principal amount is repayable at June 30, 2011.

The facility is secured by the manufacturing equipment located in SMIS’s 12-inch fab. This two- year bank facility will be used to finance future expansion and general corporate needs for SMIS’s 12-inch fab. The interest rates from the US tranche and RMB tranche are variable at LIBOR+2.00% and fixed at 4.86%, respectively.

The total outstanding balance of the facilities is collateralized by equipment with an original cost of $366 million as of December 31, 2010.

Beijing USD syndicate loan

In May 2005, SMIB entered into the Beijing USD syndicate loan, a five-year loan facility in the aggregate principal amount of $600,000,000, with a syndicate of financial institutions based in the PRC. The principal amount is repayable starting from December 2007 in six equal semi-annual installments. On June 26, 2009, SMIB amended the syndicated loan agreement to defer the commencement of the three remaining semi-annual payments to December 28, 2011. The amendment includes a provision for mandatory early repayment of a portion of the outstanding balance if SMIB’s financial performance exceeds certain pre-determined benchmarks. The amendment was accounted for as a modification as the terms of the amended instrument were not substantially different from the original terms. The interest rates before and after the amendment, calculated as LIBOR+1.60% and LIBOR+2.20%, respectively.

The total outstanding balance of the Beijing USD syndicate loan is collateralized by its plant and equipment with an original cost of $1,314 million as of December 31, 2010.

The Beijing USD syndicate loan contains covenants to maintain minimum cash flows as a percentage of non-cash expenses and to limit total liabilities, excluding shareholder loans, as a percentage of total assets. SMIB has complied with these covenants as of December 31, 2010.

EUR loan

On December 15, 2005, the Company entered into the EUR syndicate loan, a long-term loan facility agreement in the aggregate principal amount of EUR 85 million with a syndicate of banks with ABN Amro Bank N.V. Commerz Bank (Nederland) N.V. as the leading bank. The proceeds from the facility were used to purchase lithography equipment to support the expansion of the Company’s manufacturing facilities. The drawdown period of the facility ends on the earlier of (i) the date on which the loans have been fully drawn down; or (ii) 36 months after the date of the agreement. Each drawdown made under the facility shall be repaid in full by the Company in ten equal semi-annual installments starting from May 6, 2006. The interest rate is variable and determined as EURIBOR+0.25%.

The total outstanding balance of the facility is collateralized by certain plant and equipment with an original cost of $115 million for SMIS as of December 31, 2010.

Tianjin USD syndicate loan

In May 2006, SMIT entered into the Tianjin USD syndicate loan, a five-year loan facility in the aggregate principal amount of $300,000,000, with a syndicate of financial institutions based in the PRC. This five-year bank loan was used to expand the capacity of SMIT’s fab. The Company has guaranteed SMIT’s obligations under this facility. The principal amount is repayable starting from 2010 in six semi-annual installments and interest rate is variable and determined at LIBOR+1.25%.

The total outstanding balance of the facility is collateralized by its plant and equipment with an original cost of $627 million as of December 31, 2010.

The Tianjin USD syndicate loan contains covenants to maintain minimum cash flows as a percentage of non-cash expenses and to limit total liabilities as a percentage of total assets. SMIT has complied with these covenants as of December 31, 2010.

Details of the drawn down, repayment and outstanding balance of the abovementioned long-term debts are summarized as follows:

	Shanghai
	USD	Shanghai	Beijing USD		Tianjin USD
	Syndicate	USD & RMB	Syndicate		Syndicate
	Loan	Loan	Loan	EUR Loan	Loan

Balance at January 1, 2008	$393,910,000	—	$500,020,000	$51,057,531	$12,000,000
Drawn down	—	—	—	$38,929,954	$247,000,000
Repayment	$127,860,000	—	$199,960,000	$17,950,415	—

Balance at December 31, 2008	$266,050,000	—	$300,060,000	$72,037,070	$259,000,000
Drawn down	—	$99,309,612	—	—	—
Repayment	$138,210,000	—	—	$21,809,503	$80,000,000

Balance at December 31, 2009	$127,840,000	$99,309,612	$300,060,000	$50,227,567	$179,000,000
Drawn down	—	$10,961,313	—	—	—
Repayment	$127,840,000	—	$9,998,000	$24,805,544	$92,700,000

Balance at December 31, 2010	—	$110,270,925	$290,062,000	$25,422,023	$86,300,000

Long-term Payables Relating to License Agreements	12 Months Ended
Dec. 31, 2010
Long-term Payables Relating to License Agreements [Abstract]
Long-term Payables Relating to License Agreements
17.	Long-term Payables Relating to License Agreements
The Company entered into several license agreements for acquired intangible assets to be settled by installment payments. The remaining payments under the agreements as of December 31, 2010 are $5,200,000 having a discounted value of $5,015,672 which will be mature in 2011.

These long-term payables were interest free, and the present value was discounted using the Company’s weighted-average borrowing rates 4.94%.

The current portion of other long-term payables is recorded as part of accrued expenses and other current liabilities.

In 2010, 2009 and 2008, the Company recorded interest expense of $269,390, $1,773,755 and $4,382,772, respectively, relating to the amortization of the discount.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
18.	Income Taxes

Semiconductor Manufacturing International Corporation is a tax-exempted company incorporated in the Cayman Islands.

Prior to January 1, 2008, the subsidiaries incorporated in the PRC were governed by the Income Tax Law of the PRC Concerning Foreign Investment and Foreign Enterprises and various local income tax laws (the “FEIT Laws”).

On March 16, 2007, the National People’s Congress of China enacted a new Enterprise Income Tax Law (“New EIT Law”), which became effective January 1, 2008. Under the New EIT Law, domestically- owned enterprises and foreign invested enterprises (“FIEs”) are subject to a uniform tax rate of 25%. The New EIT Law also provides a transition period starting from its effective date for those enterprises which were established before the promulgation date of the New EIT Law and which are entitled to a preferential lower tax rate and/or tax holiday under the FEIT Law or other related regulations. Based on the New EIT Law, the tax rate of such enterprises will transition to the uniform tax rate throughout a five-year period. Tax holidays that were enjoyed under the FEIT Laws may to be enjoyed until the end of the holiday. FEIT Law tax holidays that have not started because the enterprise is not profitable will take effect regardless whether the FIEs are profitable in 2008.

According to Guofa [2007] No. 39 — the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives effective from January 1, 2008, enterprises that enjoyed preferential tax rates shall gradually transit to the statutory tax rate over 5 years after the new EIT Law is effective. Enterprises that enjoyed a tax rate of 15% under the FEIT Law shall be levied rates of 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011 and 25% in 2012 and thereafter.

On February 22, 2008, the PRC government promulgated Caishui Circular [2008] No.1, the Notice of the Ministry of Finance and State Administration of Tax concerning Certain Enterprise Income Tax Preferential Policies (“Circular No.1”). Pursuant to Circular No.1, integrated circuit production enterprises whose total investment exceeds RMB8,000 million (approximately $1,095 million) or whose integrated circuits have a line width of less than 0.25 micron are entitled to preferential tax rate of 15%. If the operation period is more than 15 years, those enterprises are entitled to a full exemption from income tax for five years starting from the first profitable year after utilizing all prior years’ tax losses and 50% reduction for the following five years. SMIS, SMIB and SMIT have met such accreditation requirements.

On February 9, 2011, the State Council of China issued Guo Fa [2011] No.4, the Notice on Certain Policies to Further Encourage the Development of the Software and Integrated Circuit Industries(“Circular No.4”), to provide various incentives from tax, investment and financing, and R&D perspectives for the software and integrated circuit industries. In particular, Circular No.4 reinstates certain EIT incentives stipulated by Circular No.1 for the software and integrated circular enterprises.

The detailed tax status of SMIC’s PRC entities is elaborated as follows:
1)	SMIS

Pursuant to the preferential tax policy available under the FEIT law as well as other related tax regulation, SMIS was subject to a preferential income tax rate of 15%. According to Circular Guofa (2000) No. 18 — New Policy Implemented for Software and Semiconductor Industries (“Circular 18”) issued by the State Council of China, SMIS is entitled to a 10-year tax holiday (five year full exemption followed by five year half reduction) for FEIT rate starting from the first profit- making year after utilizing all prior years’ tax losses. The tax holiday enjoyed by SMIS took effect in 2004 when the SMIS utilized all accumulated tax losses.

In accordance with Guofa [2007] No. 39, SMIS was eligible to continue enjoying 11% income tax rate in 2010 and 12%, 12.5% and 12.5% in the tax holiday through its expiry in 2013.

2)	SMIB and SMIT

In accordance with the Circular 18, Circular No.1 and Circular No.4, SMIB and SMIT are entitled to the preferential tax rate of 15% and 10-year tax holiday (five year full exemption followed by five year half reduction) subsequent to their first profit-making years after utilizing all prior tax losses but no later than December 31, 2017. Both entities were in accumulative loss positions as of December 31, 2010 and the tax holiday has not begun to take effect.

3)	SMICD

Under the FEIT Laws, SMICD was qualified to enjoy a 5-year tax holiday (two year full exemption followed by three year half reduction) subsequent to its first profit-making year after utilizing all prior tax losses or 2008 in accordance with the New EIT Law. SMICD was in a loss position and the tax holiday began as at December 31, 2008 at the statutory rate of 25%. The applicable income tax rate for 2010, 2011, and 2012 is 12.5%, and thereafter is 25% respectively.

In 2010, the Company recorded withholding income tax expense of $1,836,851 for license income generated from its PRC subsidiaries.

The Company’s other subsidiaries are subject to respective local country’s income tax laws, including those of Japan, the United States of America and European countries, whose income tax expenses for the years of 2010, 2009 and 2008 are as follows:

	2010	2009	2008

Japan subsidiary	$—	$—	$405,000
US subsidiary	210,000	252,000	223,812
European subsidiary	152,105	141,431	128,010
In 2010, 2009 and 2008, the Company had minimal taxable income in Hong Kong.

The provision for income taxes by tax jurisdiction is as follows:

	December 31
	2010	2009	2008

PRC
Current	$4,916,947	$40,949	$15,106
Adjustments on deferred tax assets and liabilities for enacted changes in tax rate	—	(32,403,299)	20,542,716
Deferred	(10,097,549)	(23,818,794)	(9,506,907)
Other jurisdiction, current	362,105	9,556,902	15,382,078

Income tax (benefit) expense	$(4,818,497)	$(46,624,242)	$26,432,993

The income (loss) before income taxes by tax jurisdiction is as follows:

	December 31
	2010	2009	2008

PRC	$55,542,596	$(793,668,370)	$(291,664,135)
Other jurisdictions	(46,635,277)	(213,651,272)	(113,838,901)

	$8,907,319	$(1,007,319,642)	$(405,503,036)

Deferred tax liabilities	$(1,094,256)	$(1,035,164)	$(411,877)

Total deferred tax liabilities	$(1,094,256)	$(1,035,164)	$(411,877)

Details of deferred tax assets and liabilities are as follows:

	2010	2009	2008

Deferred tax assets:
Allowances and reserves	$3,102,688	$13,019,352	$4,732,017
Start-up costs	23,309,859	159,707	929,991
Net operating loss carry forwards	185,443,770	109,384,792	55,476,943
Unrealized exchange loss	—	6,006	33,228
Depreciation and impairment of fixed assets	62,068,769	79,104,144	59,224,163
Subsidy on long lived assets	148,473	479,818	479,817
Accrued expenses	2,382,856	1,936,337	603,274

Total deferred tax assets	276,456,415	204,090,156	121,479,433
Valuation allowance	(163,767,922)	(101,558,305)	(75,792,963)

Net deferred tax assets	$112,688,493	$102,531,851	$45,686,470
Current portion of deferred tax assets	$3,638,427	$8,173,236	—
Non-current portion of deferred tax assets	109,050,066	94,358,635	45,686,470

Net deferred tax assets	$112,688,493	$102,531,851	$45,686,470
Deferred tax liability:
Capitalized interest	(1,049,162)	(1,035,164)	(411,877)
Unrealized exchange gain	(45,094)	—	—
Total deferred tax liabilities	(1,094,256)	(1,035,164)	(411,877)

Non-current portion of deferred tax liabilities	(1,094,256)	(1,035,164)	(411,877)
Total deferred tax liabilities	$(1,094,256)	$(1,035,164)	$(411,877)

The Company has no material uncertain tax positions as of December 31, 2010 or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Company classifies interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2010, the amount of interest and penalties related to uncertain tax positions is immaterial. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

As of December 31, 2010, the Company’s PRC subsidiaries had net operating loss carry forward of $1,202.5 million, of which $70.6 million, $265.6 million, $322.1 million, $458.0 million and $86.2 million will expire in 2012, 2013, 2014, 2015 and 2016, respectively.

Under the New EIT Law, the profits of a foreign invested enterprise arising in year 2008 and beyond that will be distributed to its immediate holding company outside China will be subject to a withholding tax rate of 10%. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region. Since the Company intends to reinvest its earnings to expand its businesses in mainland China, its PRC subsidiaries do not intend to distribute profits to their immediate foreign holding companies for the foreseeable future. Accordingly, as of December 31, 2010, the Company has not recorded any withholding tax on the retained earnings of its PRC subsidiaries.

Income tax expense computed by applying the applicable EIT tax rate of 15% is reconciled to income before income taxes and noncontrolling interest as follows:

	2010	2009	2008

Applicable enterprise income tax rate	15.0%	15.0%	15.0%
Expenses not deductible for tax purpose	46.4%	(2.2%)	(1.8%)
Effect of tax holiday and tax concession	33.8%	(0.8%)	0.0%
Expense (credit) to be recognized in future periods	35.6%	(6.3%)	8.2%
Changes in valuation allowances	30.0%	(0.7%)	(15.6%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	89.6%	(3.6%)	(7.2%)
Utilization of net operating loss carry forwards	(304.5%)	—	—
Changes of tax rate	—	3.2%	(5.1%)

Effective tax rate	(54.1%)	4.6%	(6.5%)

The aggregate amount and per share effect of the tax holiday are as follows:

	2010	2009	2008

The aggregate dollar effect	$3,009,966	$7,979,279	$10,572
Per share effect — basic and diluted	$0.00	$0.00	$0.00

Noncontrolling Interest	12 Months Ended
Dec. 31, 2010
Noncontrolling Interest [Abstract]
Noncontrolling Interest
19.	Noncontrolling Interest

In 2005, AT issued Series A redeemable convertible preference shares (“Series A shares”) to certain third parties for cash consideration of $39 million, representing 43.3% equity interest of AT. In 2007, AT repurchased one million Series A shares for $1 million from a noncontrolling stockholder, and equity interest of the noncontrolling stockholders in AT decreased to 42.7% as of December 31, 2007. On January 1, 2009, the noncontrolling interest holders of AT redeemed eight million Series A shares with a total redemption amount of $9,013,444 and the equity interest of the noncontrolling stockholders in AT decreased to 33.7%.

At any time after January 1, 2009, if AT has not filed its initial registration statement relating its initial public offering as of such date, the holders of Series A shares (other than SMIC) shall have the right to require AT to redeem such holders’ shares upon redemption request by paying cash in an amount per share equal to the initial purchase price at $1.00 for such Series A shares plus the product of (i) purchase price relating to the Series A shares and (ii) 3.5% per annum calculated on a daily basis from May 23, 2005. As of December 31, 2010, 30 million preferred shares are outstanding and redeemable to noncontrolling interest holders. The Series A shares are not considered participating securities and have been recorded at their redemption amount as a noncontrolling interest in the consolidated balance sheets. Adjustments to the carrying value of the Series A shares have been recorded as an accretion of interest to noncontrolling interest in the consolidated statements of operations.

The carrying value of the various noncontrolling interest was recorded at the higher of the redemption value or the historical cost, increased or decreased for the noncontrolling interest’s share of the net income or loss and dividend.

Reconciliation of the Noncontrolling Interest

Balance at January 1, 2008	$34,944,408
Accretion of interest	7,850,880

Balance at December 31, 2008	$42,795,288
Redemption	(9,013,444)
Accretion of interest	1,059,663

Balance at December 31, 2009	$34,841,507
Additional of Noncontrolling Interest	3,252,412
Loss attributed to noncontrolling interest	(139,751)
Accretion of interest	1,050,000

Balance at December 31, 2010	$39,004,168

Share-based Compensation	12 Months Ended
Dec. 31, 2010
Share-based Compensation [Abstract]
Share-based Compensation
20.	Share-based Compensation

The Company’s total share-based compensation expense for the years ended December 31, 2010, 2009 and 2008 was $8,794,633, $10,145,101, and $11,617,572, respectively.

Stock options

The Company’s employee stock option plans (the “Plans”) allow the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. In 2004, the Company adopted the 2004 Stock Option Plan (“2004 Option Plan”), under the terms of which the 2004 Option Plan options are granted at the fair market value of the Company’s ordinary shares and expire 10 years from the date of grant and vest over a requisite service period of four years. Any compensation expense is recognized on a straight-line basis over the employee service period. As of December 31, 2010, options to purchase 1,096,603,670 ordinary shares were outstanding, and options to purchase 204,962,557 ordinary shares were available for future grants.

As of December 31, 2010, the Company also has options to purchase 221,075,856 ordinary shares outstanding under the 2001 Stock Plan. The Company had not issued stock options under this plan after the IPO.

A summary of the stock option activity is as follows:

	Ordinary shares		Weighted
			Average
		Weighted	Remaining	Aggregated
	Number of	average	Contractual	Intrinsic
	options	exercise price	Term	Value

Options outstanding at January 1, 2010	1,410,142,830	$0.10
Granted	604,275,518	$0.09
Exercised	(58,106,806)	$0.04
Cancelled	(638,632,016)	$0.09

Options outstanding at December 31, 2010	1,317,679,526	$0.11	6.72 years	$10,406,295

Vested or expected to vest at December 31, 2010	1,233,390,872	$0.11	6.23 years	$9,059,290

Exercisable at December 31, 2010	492,642,959	$0.13	4.27 years	$3,839,239

The total intrinsic value of options exercised in the year ended December 31, 2010, 2009 and 2008 was $2,572,660, $167,625 and $1,434,758, respectively.
The weighted-average grant-date fair value of options granted during the year 2010, 2009 and 2008 was $0.04, $0.02 and $0.05, respectively.
When estimating forfeiture rates, the Company uses historical data to estimate option exercise and employee termination within the pricing formula.

The fair value of each option granted are estimated on the date of grant using the Black-Scholes option pricing model with the assumptions noted below. The risk-free rate for periods within the contractual life of the option is based on the yield of the US Treasury Bond. The expected term of options granted represents the period of time that options granted are expected to be outstanding. Expected volatilities are based on the average volatility of our stock prices with the time period commensurate with the expected term of the options. The dividend yield is based on the Company’s intended future dividend plan.

	2010	2009	2008

Average risk-free rate of return	1.28%	1.18%	2.13%
Expected term	1–4 years	2–4 years	1–4 years
Volatility rate	60.83%	55.95%	46.82%
Expected dividend yield	—	—	—
Restricted share units
In January 2004, the Company adopted the 2004 Equity Incentive Plan (which was subsequently amended and restated on June 3, 2010.) (“2004 EIP”) whereby the Company provided additional incentives to the Company’s employees, directors and external consultants through the issuance of restricted shares, restricted share units and stock appreciation rights to the participants at the discretion of the Board of Directors. Under the amended and restated 2004 EIP, the Company was authorized to issue up 1,015,931,725 ordinary shares, being the increased plan limit approved by its shareholders at the 2010 AGM, which is equivalent to 2.5% of its issued and outstanding ordinary shares as of March 31, 2010. As of December 31, 2010, 144,382,562 restricted share units were outstanding and 228,778,913 ordinary shares were available for future grant through the issuance of restricted shares, restricted share units and stock appreciation rights. The RSUs vest over a requisite service period of 4 years and expire 10 years from the date of grant. Any compensation expense is recognized on a straight-line basis over the employee service period.
A summary of RSU activities is as follows:

	Restricted share units		Weighted Average
		Weighted	Remaining
	Number of	Average Fair	Contractual	Aggregated
	Share Units	Value	Term	Fair Value

Outstanding at January 1, 2010	53,625,777	$0.11
Granted	207,315,992	$0.10
Exercised	(82,247,855)	$0.10
Cancelled	(34,311,352)	$0.10

Outstanding at December 31, 2010	144,382,562	$0.10	8.91 years	$14,321,561

Vested or expected to vest at December 31, 2010	124,028,443	$0.10	8.87 years	$12,041,247

Pursuant to the 2004 EIP, the Company granted 207,315,992, 787,797 and 41,907,100 RSUs in 2010, 2009, and 2008, respectively, most of which vest over a period of four years. The fair value of the RSUs at the date of grant was $20,169,232, $32,213 and $3,313,114 in 2010, 2009, and 2008, respectively, which is expensed over the vesting period. As a result, the Company has recorded a compensation expense of $3,493,661, $3,370,893, and $5,644,789 in 2010, 2009, and 2008, respectively.
Unrecognized compensation cost related to non-vested share-based compensation.
As of December 31, 2010, there was $16,025,676 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2001 Stock Option Plan, 2004 Stock Option Plan and 2004 EIP. The cost is expected to be recognized over a weighted-average period of 1.50 years.

Reconciliation of Basic and Diluted Earnings (loss) per Share	12 Months Ended
Dec. 31, 2010
Reconciliation of Basic and Diluted Earnings (loss) per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (loss) per Share
21.	Reconciliation of Basic and Diluted Earnings (loss) per Share
The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated:

	2010	2009	2008

Income (loss) attributable to Semiconductor Manufacturing International Corporation ordinary shares holders	$13,100,397	$(963,537,205)	$(440,231,120)
Basic:
Weighted average ordinary shares outstanding	24,258,437,559	22,359,237,084	18,682,585,932
Less: Weighted average ordinary shares outstanding subject to repurchase	—	—	(41,066)

Weighted average shares used in computing basic earnings (loss) per share	24,258,437,559	22,359,237,084	18,682,544,866

Basic earnings (loss) per share	$0.00	$(0.04)	$(0.02)

Diluted:
Weighted average ordinary shares outstanding	24,258,437,559	22,359,237,084	18,682,585,932
Dilutive effect of stock options and restricted share units	280,572,761	—	—
Dilutive effect of contingently issuable shares	877,587,085	—	—

Weighted average shares used in computing diluted earnings (loss) per share	25,416,597,405	22,359,237,084	18,682,544,866

Diluted earnings (loss) per share	$0.00	$(0.04)	$(0.02)

As of December 31, 2010, the Company has 1,747,346,656 ordinary share equivalents outstanding which were excluded from the computation of diluted earnings per share because the exercise price was greater than the average market price of the common shares. In 2009 and 2008, the Company had 113,454,250 and 189,478,507, respectively, ordinary share equivalents outstanding which were excluded from the computation of diluted loss per share, as their effect would have been anti-dilutive due to the net loss reported in such periods.
The following table sets forth the securities comprising of these anti-dilutive ordinary share equivalents for the years indicated:

	December 31,
	2010	2009	2008

Outstanding options to purchase ordinary shares	1,014,825,425	96,282,204	128,361,312
Outstanding unvested restricted share units	—	17,172,046	61,117,195
Warrant shares	759,521,231	—	—

	1,774,346,656	113,454,250	189,478,507

Transactions with Managed Government-Owned Foundries	12 Months Ended
Dec. 31, 2010
Transactions with Managed Government-Owned Foundries [Abstract]
Transactions with Managed Government-Owned Foundries
22.	Transactions with Managed Government-Owned Foundries
The Company provided management services to Cension Semiconductor Manufacturing Corporation (“Cension”), a foundry owned by a municipal government. Prior to the termination of the management service in October 2010, management service revenues for 2010, 2009 and 2008 were $4,500,000, $6,000,000 and $12,000,000, respectively.
The Company also provided management services to Wuhan Xinxin Semiconductor Manufacturing Corporation (“Xinxin”), which is a government-owned foundry. In 2009, the Company ceased its recognition of management service revenue due to issues of collectability and no revenue was recorded in 2010.
Furthermore, the Company recorded a $115.8 million bad debt provision in the second half of 2009, of which $93.5 million and $21.1 million were due to long outstanding overdue receivables relating primarily to the revenue for management services rendered and related equipment sold, respectively. The Company further negotiated with Cension and reached an agreement to settle the balances between the two parties. Cension agreed to make cash payment of $47.2 million to the Company. The remaining balances were relinquished. The Company collected $28.5 million of payments from Cension during 2010 and recorded as a deduction of general and administrative expense in the consolidated statements of operations.

Commitments	12 Months Ended
Dec. 31, 2010
Commitments [Abstract]
Commitments
23.	Commitments
(a)	Purchase commitments

As of December 31, 2010, the Company had the following commitments to purchase machinery, equipment and construction obligations. The machinery and equipment is scheduled to be delivered to the Company’s facility by December 31, 2011.

Facility construction	$82,989,853
Machinery and equipment	558,085,743

$641,075,596

(b)	Royalties

The Company has entered into several license and technology agreements with third parties. The terms of the contracts range from three to ten years. The Company makes royalty payments based on a percentage of sales of products, which use the third parties’ technology or license. In 2010, 2009 and 2008, the Company incurred royalty expense of $29,498,094, $20,836,511 and $18,867,409, respectively, which was included in cost of sales.

Segment and Geographic Information	12 Months Ended
Dec. 31, 2010
Segment and Geographic Information [Abstract]
Segment and Geographic Information
24.	Segment and Geographic Information
The Company is engaged principally in the computer-aided design, manufacturing and trading of integrated circuits. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of manufacturing operations when making decisions about allocating resources and assessing performance of the Company. The Company believes it operates in one segment. The following table summarizes the Company’s net revenues generated from different geographic locations:

	2010	2009	2008

Total sales:
United States	$851,914,130	$632,047,071	$767,966,660
Europe	39,178,321	20,806,685	92,572,683
Asia Pacific*	58,773,919	35,625,352	40,849,450
Taiwan	173,108,545	157,624,333	185,848,747
Japan	3,187,517	9,685,012	37,706,875
Mainland China	428,626,155	214,598,650	228,766,884

	$1,554,788,587	$1,070,387,103	$1,353,711,299

*	Not including Taiwan, Japan, Mainland China
Revenue is attributed to countries based on headquarter of operations.

Substantially all of the Company’s long-lived assets are located in the PRC.

Significant Customers	12 Months Ended
Dec. 31, 2010
Significant Customers [Abstract]
Significant Customers
25.	Significant Customers
The following table summarizes net revenue and accounts receivable for customers which accounted for 10% or more of our accounts receivable and net sales:

	Net revenue			Accounts receivable
	Year ended December 31,			December 31,
	2010	2009	2008	2010	2009	2008

A	21%	22%	22%	27%	21%	23%
B	13%	14%	14%	*	*	*
C	10%	13%	13%	*	11%	*
D	*	*	*	*	*	16%
E	*	*	*	*	*	18%
F	*	*	*	*	10%	*

				Receivables from sale of
	Other current assets			Manufacturing equipment
	December 31,			December 31,
	2010	2009	2008	2010	2009	2008

D	*	*	50%	*	*	83%
E	*	*	*	*	*	17%

*	Less than 10%.

Contingent Liability	12 Months Ended
Dec. 31, 2010
Contingent Liability [Abstract]
Contingent Liability
26.	Contingent Liability
In 2007, the Company entered into equipment purchase and cooperative manufacturing arrangements (the “Arrangements”) with an unrelated semiconductor manufacturer (the “Counterparty”). The equipment was relocated by 2008 as scheduled. In 2009, the Company received notifications from the Counterparty that the Company was responsible for additional equipment relocation expenses and a portion of the losses incurred during the term of the cooperative manufacturing arrangement. The Company has contested the claims and requested further information supporting the Counterparty’s claims. The Counterparty filed a demand for dispute arbitration in late 2009 for the equipment relocation expenses. The Company recorded its best estimate of the probable amount of its liability on the claims in the consolidated financial statement as of and during the year ended December 31, 2009.
In the end of 2010, the Counterparty has filed further claims under the cooperative manufacturing arrangement. The Company settled all of the disputes related to the equipment relocation claims and is continuing its investigations and negotiations with the Counterparty under the cooperative manufacturing arrangement. The contingent liability recorded as of December 31, 2010 represented the Company’s best estimate of the probable loss.

Litigation	12 Months Ended
Dec. 31, 2010
Litigation [Abstract]
Litigation
27.	Litigation
The Company settled all pending litigation with TSMC on November 9, 2009, including the legal action filed in California for which a verdict was returned by the jury against SMIC on November 4, 2009, with a Settlement Agreement (the “2009 Settlement Agreement”) which replaced the previous settlement agreement with TSMC (“2005 Settlement Agreement”). The 2009 Settlement Agreement resolved all pending lawsuits between the parties and the parties have since dismissed all pending litigation between them. The terms of the 2009 Settlement Agreement include the following:
1)	Entry of judgment and mutual release of all claims that were or could have been brought in the pending lawsuits;

2)	Termination of SMIC’s obligation to make remaining payments under the 2005 Settlement Agreement between the parties (approximately US $40 million);

3)	Payment to TSMC of an aggregate of US $200 million (with US $15 million paid upon execution, funded from SMIC’s existing cash balances, and the remainder to be paid in installments over a period of four years);

4)	Commitment to grant TSMC 1,789,493,218 shares of SMIC and a warrant exercisable within three years of issuance to subscribe for an additional 695,914,030 shares, subject to adjustment, at a purchase price of HK $1.30 per share (which would allow TSMC to obtain, by means of exercise of the warrant, ownership of approximately 2.78% of SMIC’s issued share capital as at December 31, 2010 (assuming a full exercise of the warrant)), subject to receipt of required government and regulatory approvals. The 1,789,493,218 ordinary shares and the warrant were issued on July 5, 2010; and

5)	Certain remedies in the event of breach of this settlement.
Accounting Treatment for the 2009 Settlement Agreement:

In accounting for the 2009 Settlement Agreement, the Company determined that there were three components of the 2009 Settlement Agreement:
1)	Settlement of litigation via entry of judgment and mutual release of all claims in connection with pending litigation;

2)	TSMC’s covenant not-to-sue with respect to alleged misappropriation of trade secrets; and

3)	Termination of payment obligation of the remaining payments to TSMC under the 2005 Settlement Agreement of approximately $40 million.
The Company does not believe that any of the aforementioned qualify as assets under US GAAP. Accordingly, all such items were expensed as of the settlement date, and previously recorded deferred cost associated with the 2005 Settlement Agreement were immediately impaired, resulting in an expense of $269.6 million which was recorded as litigation settlement in the consolidated statements of operations. The commitment to grant shares and warrants was initially measured at fair value and was accounted for as a derivative with all subsequent changes in fair value reflected in the consolidated statements of operations. The Company recorded a loss of $30.1 million and $29.8 million as the change in the fair value of commitment to issue shares and warrants in 2009 and 2010 through the date of issuance of the shares and warrants on July 5, 2010, respectively.

Retirement Benefit	12 Months Ended
Dec. 31, 2010
Retirement Benefit [Abstract]
Retirement Benefit
28.	Retirement Benefit
The Company’s local Chinese employees are entitled to a retirement benefit based on their basic salary upon retirement and their length of service in accordance with a state-managed pension plan. The PRC government is responsible for the pension liability to these retired staff. The Company is required to make contributions to the state-managed retirement plan equivalent to 20% to 22.5% of the monthly basic salary of current employees. Employees are required to make contributions equivalent to 6% to 8% of their basic salary. The contribution of such an arrangement was approximately $12,845,223, $12,532,810 and $11,039,680 for the years ended December 31, 2010, 2009 and 2008, respectively. The retirement benefits do not apply to non-PRC citizens. The Company’s retirement benefit obligations outside the PRC are not significant.

Distribution of Profits	12 Months Ended
Dec. 31, 2010
Distribution of Profits [Abstract]
Distribution of Profits
29.	Distribution of Profits
As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprise, the Company’s PRC subsidiaries are required to make appropriations to non-distributable reserves. The general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end), after offsetting accumulated losses from prior years, until the accumulative amount of such reserve fund reaches 50% of their registered capital. The general reserve fund can only be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The staff welfare and bonus reserve is determined by the Board of Directors and used for the collective welfare of the employee of the subsidiaries. The enterprise expansion reserve is for the expansion of the subsidiaries’ operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law. In 2010, 2009 and 2008, the Company did not make any appropriation to non-distributable reserves.
In addition, due to restrictions on the distribution of share capital from the Company’s PRC subsidiaries, the PRC subsidiaries share capital of $3,328 million at December 31, 2010 is considered restricted. As a result of these PRC laws and regulations, as of December 31, 2010, approximately $3,354 million is not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.
In 2010, 2009 and 2008, the Company has not declared or paid any cash dividends on the ordinary shares.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
30.	Subsequent Events
On March 1, 2011, the Company deconsolidated AT as its majority ownership interest was reduced to 10%. As a result, all previously issued preferred securities issued by AT were cancelled. The Company retained a 10% interest in AT and will account for such investment under the cost method in future periods as it no longer has controlling financial interest nor significant influence in AT. No cash or other consideration was received by the Company in conjunction with the disposition. As of December 31, 2010, AT had a net asset of approximately $24.5 million with a noncontrolling interest in the form of preferred securities of $36.0 million.
The Company subsequently recorded a gain of $17.1 million on the deconsolidation of this subsidiary equal to the difference between (i) the sum of (a) the fair value of the retained noncontrolling investments in AT, which has not yet been determined, and (b) the carrying amount of the aforementioned noncontrolling interest in AT, and (ii) the carrying amount of AT’s assets and liabilities.
On April 19, the Company entered in to a definitive investment agreement with Chin Investment Corporation (“CIC”). Under the terms of the agreement, CIC will invest $250 million in SMIC, acquiring 360,589,053 convertible preferred shares at HK $5.39 per convertible preferred share. After the issuance and conversion of the new shares, CIC will own approximately 11.6% of SMIC’s outstanding share capital. The agreement also provides CIC with warrant for investing an additional $50 million in SMIC on the same terms, and entitles CIC to nominate one member of SMIC’s board of directors.

Financial Statements	12 Months Ended
Dec. 31, 2010
Financial Statements [Abstract]
FINANCIAL STATEMENTS
ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2010	2009	2008
ASSETS
Current assets:
Cash and cash equivalent	110,180,720	33,384,536	164,107,042
Restricted cash	7,500,000	12,502,008	—
Short-term investments	2,453,951	—	—
Accounts receivable, net	440,471	291,073	260,331
Amount due from subsidiaries	233,334,694	367,524,590	203,326,525
Prepaid expense and other current assets	1,291,686	2,528,056	30,767,721

Total current assets	355,201,522	416,230,263	398,461,619
Plant and equipment, net	6,638,222	8,164,963	5,210,772
Acquired intangible assets, net	139,510,804	160,939,520	187,061,939
Deferred cost, net	—	—	47,091,516
Investment in subsidiaries	2,099,436,556	1,826,666,595	2,553,682,338
Investment in equity affiliate	7,665,454	7,670,044	9,452,186

TOTAL ASSETS	2,608,452,558	2,419,671,385	3,200,960,370

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	8,215,543	4,838,515	20,231,796
Accrued expenses and other current liabilities	27,314,886	72,893,883	81,367,429
Amount due to subsidiaries	187,698,654	77,516,511	61,512,045
Short-term borrowings	109,470,000	146,418,700	181,257,773
Current portion of promissory note	29,374,461	78,608,288	29,242,001
Current portion of long-term payables relating to license agreement	9,000,000	18,622,691	44,711,003
Commitment to issue shares and warrants Relating to litigation settlement	—	120,237,773	—
Income tax payable	1,868,371	—	474,983

Total current liabilities	372,941,915	519,136,361	418,797,030
Long-term liabilities:
Promissory notes	56,327,268	83,324,641	23,589,958
Long-term payables relating to license agreements	—	—	9,208,881
Other long term liabilities	9,646,000	20,970,000	—

Total long-term liabilities	65,973,268	104,294,641	32,798,839

Total liabilities	438,915,183	623,431,002	451,595,869

Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,334,063,747, 22,375,886,604, and 22,327,784,827 shares issued and outstanding at December 31, 2010, 2009 and 2008, respectively	10,933,707	8,950,355	8,931,114
Additional paid-in capital	3,858,642,524	3,499,723,153	3,489,382,267
Accumulated other comprehensive (loss) income	(1,092,291)	(386,163)	(439,123)
Accumulated deficit	(1,698,946,565)	(1,712,046,962)	(748,509,757)

Total equity	2,169,537,375	1,796,240,383	2,749,364,501

TOTAL LIABILITIES AND EQUITY	2,608,452,558	2,419,671,385	3,200,960,370

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In US dollars)

	Year ended December 31,
	2010	2009	2008
Revenue	14,508,954	20,943,735	208,459,285
Operating expenses:
General and administrative expenses	29,811,340	111,308,433	48,818,885
Amortization of deferred cost and acquired intangibles assets	21,428,716	32,965,281	51,728,389
Impairment loss of long-lived assets	—	5,630,237	966,667
Litigation settlement	—	55,182,838	—

Total operating expenses	51,240,056	205,086,789	101,513,941

Income (loss) from operations	(36,731,102)	(184,143,054)	106,945,344

Other income (expense):
Interest income	358,830	399,655	571,870
Interest expense	(4,714,813)	(7,314,896)	(11,637,266)
Change in the fair value of commitment to issue shares and warrants	(29,815,452)	(30,100,793)	—
Other income (expense), net	(5,493,222)	7,563,790	(3,889,327)

Total other expense, net	(39,664,657)	(29,452,244)	(14,954,723)

Net income (loss) before income tax	(76,395,759)	(213,595,298)	91,990,621

Income tax expense	(4,631,225)	(9,163,471)	(15,030,257)
Loss from equity investment	284,830	(1,782,142)	(444,211)
Profit (loss) from investment in subsidiaries	93,842,551	(738,996,294)	(516,747,273)

Net income (loss)	13,100,397	(963,537,205)	(440,231,120)
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In US dollars)

	Year ended December 31,
	2010	2009	2008
Operating activities
Net income (loss)	13,100,397	(963,537,205)	(440,231,120)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss (profit) from investment in subsidiaries	(93,842,551)	738,996,294	516,747,273
Loss from equity investment	(284,830)	1,782,142	444,211
Depreciation and amortization	23,474,623	34,357,584	51,733,790
Impairment loss of long-lived assets	—	5,630,237	966,667
Share-based compensation	8,794,633	10,145,101	11,617,572
Non-cash interest expense on promissory note and long-term payable relating to license agreements	3,840,668	2,557,329	6,208,530
Litigation settlement (noncash portion)	—	9,211,849	—
Change in the fair value of commitment to issue shares and warrants	29,815,452	30,100,793	—
Allowance for doubtful accounts	630	30,911,015	—
Other non-cash expense	516,910	—	—
Changes in operating assets and liabilities:
Accounts receivable, net	(150,028)	(32,671)	10,710,359
Amount due from subsidiaries	134,189,896	(194,240,814)	(102,943,505)
Prepaid expense and other current assets	1,236,370	(2,669,420)	(18,489,522)
Accounts payable	6,636,844	(232,240)	1,482,771
Amount due to subsidiaries	110,182,143	16,004,466	(15,250,847)
Accrued expenses and other current liabilities	(40,072,877)	(11,978,670)	50,055,886
Other long term liabilities	(11,324,000)	20,970,000	—
Liability T settlement	—	212,167,381	—
Income tax payable	1,868,371	(474,983)	(675,000)
Dividend received from a subsidiary	—	—	47,000,000
Net cash provided by operating activities	187,982,651	(60,331,813)	119,377,065
Investing activities:
Purchase of plant and equipment	(3,778,983)	(19,507,536)	(145,071,160)
Proceeds from sell of plant and equipment and other Asset	—	64,899,316	81,720,082
Purchases of acquired intangible assets	(14,716,700)	(41,728,828)	(75,639,710)
Purchase of short-term investments	(2,453,951)	—	—
Investment in subsidiaries	(179,000,125)	(11,980,551)	(122,038,065)
Change in restricted cash	5,002,008	(12,502,008)	—
Net cash used in investing activities	(194,947,751)	(20,819,606)	(261,028,853)
Financing activities:
Proceeds from short-term borrowing	104,270,000	80,464,986	418,357,773
Repayment of short-term debt	(141,218,700)	(115,304,059)	(257,100,000)
Repayment of promissory notes	(80,000,000)	(15,000,000)	(30,000,000)
Proceeds from exercise of employee stock options	2,217,678	215,026	796,269
Proceeds from issuance of ordinary shares	199,122,212	—	168,100,000
Net cash provided by (used in) financing activities	84,391,190	(49,624,047)	300,154,042
Effect of exchange rate changes	(629,906)	52,960	(437,242)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	76,796,184	(130,722,506)	158,065,012
CASH AND CASH EQUIVALENTS, beginning of period	33,384,536	164,107,042	6,042,030
CASH AND CASH EQUIVALENTS, end of period	110,180,720	33,384,536	164,107,042
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCIAL ACTIVITIES
Inception of accounts payable for plant and equipment	(328,168)	(1,587,984)	(20,231,796)
Inception of long-term payable for acquired intangible assets	—	—	(9,208,881)